Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Total cost	$ 3,813	$ 3,797
Less: Accumulated depreciation	(3,368)	(3,364)
Less: Accumulated impairment losses	(423)	(423)
Exchange differences	(9)	(10)
Property and equipment, net	13
Discontinued operations
Property and equipment, net
Total cost		4,645
Less: Accumulated depreciation		(3,725)
Less: Accumulated impairment losses		(930)
Exchange differences		10
Continuing and discontinued operations
Property and equipment, net
Total cost		8,442
Less: Accumulated depreciation		(7,089)
Less: Accumulated impairment losses		(1,353)
Office equipment
Property and equipment, net
Total cost	2,236	2,220
Office equipment | Discontinued operations
Property and equipment, net
Total cost		2,805
Office equipment | Continuing and discontinued operations
Property and equipment, net
Total cost		5,025
Leasehold improvements
Property and equipment, net
Total cost	1,013	1,013
Leasehold improvements | Discontinued operations
Property and equipment, net
Total cost		1,512
Leasehold improvements | Continuing and discontinued operations
Property and equipment, net
Total cost		2,525
Furniture and fixtures
Property and equipment, net
Total cost	$ 564	564
Furniture and fixtures | Discontinued operations
Property and equipment, net
Total cost		328
Furniture and fixtures | Continuing and discontinued operations
Property and equipment, net
Total cost		$ 892